UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2003

Check here if Amendment [ ]; Amendment Number:
                                               -------

This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Kathleen Doback
           -------------------------------------------
Address:   180 Church Street
           Naugatuck, CT 06770
           -------------------------------------------

Form 13F File Number: 28-05718
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Kathleen Doback
        -------------------------
Title:  Financial Manager
        -------------------------
Phone:  203-729-1200
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Kathleen Doback                   Naugatuck, CT                   10/10/2003
-------------------                   -------------                   ----------
    [Signature]                       [City, State]                     [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                  0
                                         ------------
Form 13F Information Table Entry Total:            32
                                         ------------
Form 13F Information Table Value Total:  $105,459,188
                                         ------------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


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
                                              FORM 13F INFORMATION TABLE

                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
ADTRAN INC COM                 COM              00738A106  1152628   18800          SOLE             SOLE      0    0
AIRTRAN HLDGS INC COM          COM              00949P108  5370050  320600          SOLE             SOLE      0    0
AMAZON COM INC COM             COM              023135106  6232941  128700          SOLE             SOLE      0    0
AMERICAN PHARMACEU PTN COM     COM              02886P109  5494272  175200          SOLE             SOLE      0    0
APOLLO GROUP INC COM UNV       COM              037604204  2373452   35600          SOLE             SOLE      0    0
PHOENX
AVID TECHNOLOGY INC COM        COM              05367P100  5618000  106000          SOLE             SOLE      0    0
CAREER EDUCATION CORP COM      COM              141665109  4798329  105900          SOLE             SOLE      0    0
COACH INC COM                  COM              189754104  3270540   59900          SOLE             SOLE      0    0
D R HORTON INC COM             COM              23331A109  2279190   69700          SOLE             SOLE      0    0
EBAY                           COM              278642103  3722616   69400          SOLE             SOLE      0    0
FOUNDRY NETWORKS INC COM       COM              35063R100  1143800   53200          SOLE             SOLE      0    0
GEN-PROBE INC NEW COM          COM              36866T103  2632662   48600          SOLE             SOLE      0    0
HOVNANIAN ENTERPRISES CL A     COM              442487203  2259387   35100          SOLE             SOLE      0    0
INVITROGEN CP                  COM              46185R100  1193564   20600          SOLE             SOLE      0    0
JETBLUE AWYS CORP COM          COM              477143101  3123144   51300          SOLE             SOLE      0    0
LEXAR MEDIA INC COM            COM              52886P104  3127098  183300          SOLE             SOLE      0    0
LIFE PARTNERS HOLDINGS COM     COM              53215T106  2142730  441800          SOLE             SOLE      0    0
LIFE PARTNERS INC.,            COM              53215T106  4656970  960200          SOLE             SOLE      0    0
(Restricted)
NETEASE COM INC SPONSORED ADR  COM              64110W102  5714478  102300          SOLE             SOLE      0    0
NETSCREEN TECHNOLOGIES COM     COM              64117V107  1284894   57800          SOLE             SOLE      0    0
ODYSSEY HEALTHCARE INC COM     COM              67611V101  1586424   53200          SOLE             SOLE      0    0
OMNIVISION TECHNOLOGIES        COM              682128103  5305797  125700          SOLE             SOLE      0    0
PACCAR                         COM              693718108  1004265   13500          SOLE             SOLE      0    0
PHARMACEUTICAL RES COM         COM              717125108  2073888   30400          SOLE             SOLE      0    0
RYLAND GROUP INC COM           COM              783764103  2514984   34400          SOLE             SOLE      0    0
SANDISK CORP COM               COM              80004C101  5690196   89300          SOLE             SOLE      0    0
SINA CORP ORD                  COM              G81477104  5349358  149800          SOLE             SOLE      0    0
SOHU COM INC COM               COM              83408W103   564358   18100          SOLE             SOLE      0    0
TEVA PHARMACEUTICLES           COM              881624209  1778920   31100          SOLE             SOLE      0    0
UNITED ONLINE INC COM          COM              911268100  4567927  131300          SOLE             SOLE      0    0
UTSTARCOM INC COM              COM              918076100  1720380   54100          SOLE             SOLE      0    0
YAHOO! CP                      COM              984332106  5711946  161400          SOLE             SOLE      0    0


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